Common Shares (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares
Issued and fully paid [Member]
Number of shares [line items]
Common shares, beginning balance	2,066,773,131	1,379,273,131
Shares issued under share-based compensation plans | €	0	0
Capital increase	0	687,500,000
Shares purchased for treasury	0	0
Shares sold or distributed from treasury	0	0
Common shares, ending balance	2,066,773,131	2,066,773,131
Treasury shares [Member]
Number of shares [line items]
Common shares, beginning balance	(371,090)	(203,442)
Shares issued under share-based compensation plans | €	0	0
Capital increase	0	0
Shares purchased for treasury	(372,179,750)	(490,690,358)
Shares sold or distributed from treasury	371,206,696	490,522,710
Common shares, ending balance	(1,344,144)	(371,090)
Outstanding [Member]
Number of shares [line items]
Common shares, beginning balance	2,066,402,041	1,379,069,689
Shares issued under share-based compensation plans | €	0	0
Capital increase	0	687,500,000
Shares purchased for treasury	(372,179,750)	(490,690,358)
Shares sold or distributed from treasury	371,206,696	490,522,710
Common shares, ending balance	2,065,428,987	2,066,402,041